Loans and Related Allowance for Credit Losses, Commercial Loan Categories by Delinquency Status (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	$ 16,423	$ 14,908
Total loans	936,682	955,871
Total nonaccrual loans	8,256	5,626
Total Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	547,427	557,516
Total nonaccrual loans	4,914	1,823
Total Commercial [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	540,997	552,664
Total Commercial [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	1,328	2,312
Total Commercial [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Total loans	188	717
Total Commercial [Member] | Commercial and industrial loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	380,388	386,806
Nonaccrual loans	662	746
Total Commercial [Member] | Commercial and industrial loans [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	379,099	384,164
Total Commercial [Member] | Commercial and industrial loans [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	584	1,313
Total Commercial [Member] | Commercial and industrial loans [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	43	583
Total Commercial [Member] | Commercial real estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	150,616	155,802
Nonaccrual loans	4,188	958
Total Commercial [Member] | Commercial real estate [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	145,721	153,877
Total Commercial [Member] | Commercial real estate [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	562	833
Total Commercial [Member] | Commercial real estate [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	145	134
Total Commercial [Member] | Lease financing [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	16,423	14,908
Nonaccrual lease financing	64	119
Total Commercial [Member] | Lease financing [Member] | Current-29 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	16,177	14,623
Total Commercial [Member] | Lease financing [Member] | 30-89 days past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	182	166
Total Commercial [Member] | Lease financing [Member] | 90 days or more past due [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Lease financing	$ 0	$ 0